Equipment on Operating Leases (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equipment on Operating Leases (Textual) [Abstract]
Depreciation expense totaled, Other, net	$ 126	$ 114	$ 120